CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020
Cash flows from operating activities:
Net loss	$ (441)	$ (16,956)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	15,259	15,012
Amortization of deferred financing costs	924	732
Loss on debt extinguishment	6,313
Loss on noncancellable contracts		280
Loss on write-down of obsolete inventory		6,656
Provision for bad debts	616
Loss on disposal of property and equipment	335
Equity compensation	7,952	1,649
Changes in assets and liabilities:
Accounts receivable	(3,578)	(2,219)
Inventory	(8,665)	1,670
Prepaid expenses and other assets	(2,121)	(1,401)
Accounts payable and accrued liabilities	4,665	(11,065)
Deferred revenue	542	(695)
Other long-term liabilities	428	(41)
Net cash provided by (used in) operating activities	22,229	(6,378)
Cash flows from investing activities:
Purchases of property and equipment	(364)	(2,692)
Reacquisition of area representative rights	(7,644)	(34,294)
Net cash used in investing activities	(8,008)	(36,986)
Cash flows from financing activities:
Proceeds on line of credit		27,000
Payments on line of credit	(30,000)
Proceeds on long-term debt	179,370	15,000
Principal payments on long-term debt	(240,553)	(1,790)
Deferred loan costs	(1,294)	(764)
Payments of debt extinguishment costs	(2,446)
Distributions to EWC Ventures LLC members	(5,198)	(1,876)
Contributions from EWC Ventures LLC members		24,909
Proceeds from initial public offering of Class A common stock, net of underwriting discounts and offering expenses	145,953
Repurchase of Class A Units	(942)
Repurchase of Class B common stock and EWC Ventures common units	(70,465)
Net cash (used in) provided by financing activities	(25,575)	62,479
Net (decrease) increase in cash	(11,354)	19,115
Cash, beginning of period	36,720	10,264
Cash, end of period	25,366	29,379
Supplemental cash flow information:
Cash paid for interest	11,763	12,056
Non-cash investing and financing activities:
Property purchases included in accounts payable and accrued liabilities	96
Reacquired rights purchased included in accounts payable and accrued liabilities		320
Non-cash equity distributions	689	$ 122
Initial public offering expenses in accounts payable and accrued liabilities	$ 483